Provision For Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Total Liability for Environmental Rehabilitation
The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2013	December 31, 2012
Provision for environmental rehabilitation
Opening balance	373.6	336.9
Addition to liabilities - continuing operations	10.3	6.3
Addition to liabilities - discontinued operations	—	11.8
Liabilities settled - continuing operations	(2.5)	(2.7)
Accretion of liability - continuing operations	10.4	13.9
Accretion of liability - discontinued operations	2.2	14.3
Yilgarn South asset purchase	55.0	—
Spin-off of Sibanye Gold	(154.9)	—
Foreign currency translation adjustment	(24.9)	(6.9)

Balance at close	269.2	373.6

Provision Calculation using Undiscounted Closure Cost Estimates

The provision is calculated using the following undiscounted closure cost estimates:

	December 31, 2013	December 31, 2012
South Africa	33.3	246.6
Ghana	83.3	79.3
Australia	196.6	125.1
Peru	42.0	41.4

Total closure cost estimate	355.2	492.4